24. Post-Employment Benefits (Details 5) - yr	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unified Plan
DisclosureOfLifeExpectancyLineItems [Line Items]
Retired participants life expectancy	14.37	14.92
Pensioner participants life expectancy	15.68	16.37
Plan III
DisclosureOfLifeExpectancyLineItems [Line Items]
Retired participants life expectancy	22.74	23.01
Pensioner participants life expectancy	27.21	27.99